Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Results Information

The following tables present results for these segments for the years ended December 31, 2014, 2013, and 2012.

Year ended December 31, 2014	Shuttle Tanker, FSO and Offshore Support Segment	FPSO Segment	Liquefied Gas Segment	Conventional Tanker Segment	Total
	$	$	$	$	$
Revenues	608,068	614,463	325,707	445,682	1,993,920
Voyage expenses	(106,291)	(756)	(1,913)	(18,887)	(127,847)
Vessel operating expenses	(191,173)	(370,397)	(68,839)	(178,910)	(809,319)
Time-charter hire expense	(31,090)	—	—	(36,129)	(67,219)
Depreciation and amortization	(111,891)	(157,829)	(71,712)	(81,472)	(422,904)
General and administrative (1)	(35,665)	(57,915)	(27,434)	(19,903)	(140,917)
Asset impairments	(4,759)	—	—	—	(4,759)
Loan loss recoveries	—	2,521	—	—	2,521
Net gain on sale of vessels and equipment	3,121	935	—	9,453	13,509
Restructuring recoveries (charges)	812	—	—	(10,638)	(9,826)

Income from vessel operations	131,132	31,022	155,809	109,196	427,159

Year ended December 31, 2013	Shuttle Tanker, FSO and Offshore Support Segment	FPSO Segment	Liquefied Gas Segment	Conventional Tanker Segment	Total
	$	$	$	$	$
Revenues	583,201	567,620	298,228	381,036	1,830,085
Voyage expenses	(99,111)	—	(602)	(12,505)	(112,218)
Vessel operating expenses	(182,973)	(364,986)	(61,471)	(196,722)	(806,152)

Time-charter hire expense	(56,682)	—	—	(46,964)	(103,646)
Depreciation and amortization	(116,376)	(151,365)	(71,485)	(91,860)	(431,086)
General and administrative (1)	(37,529)	(51,891)	(19,597)	(31,941)	(140,958)
Asset impairments	(76,782)	—	—	(90,823)	(167,605)
Loan loss (provisions) recoveries	—	(2,634)	—	1,886	(748)
Net gain on sale of vessels and equipment	—	1,338	—	657	1,995
Restructuring charges	(2,123)	—	—	(4,798)	(6,921)

Income (loss) from vessel operations	11,625	(1,918)	145,073	(92,034)	62,746

Year ended December 31, 2012	Shuttle Tanker, FSO and Offshore Support Segment	FPSO Segment	Liquefied Gas Segment	Conventional Tanker Segment	Total
	$	$	$	$	$
Revenues	616,295	581,215	291,712	491,549	1,980,771
Voyage expenses	(104,382)	(232)	(283)	(33,386)	(138,283)
Vessel operating expenses	(196,021)	(354,020)	(54,773)	(208,512)	(813,326)
Time-charter hire expense	(56,989)	—	—	(73,750)	(130,739)
Depreciation and amortization	(125,104)	(135,413)	(69,064)	(126,317)	(455,898)
General and administrative (1)	(36,484)	(45,139)	(18,643)	(44,030)	(144,296)
Asset impairments	(28,830)	—	—	(403,366)	(432,196)
Loan loss provisions	—	—	—	(1,886)	(1,886)
Net loss on sale of vessels and equipment	(1,112)	—	—	(5,863)	(6,975)
Restructuring charges	(652)	—	—	(6,913)	(7,565)

Income (loss) from vessel operations	66,721	46,411	148,949	(412,474)	(150,393)

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets to amounts presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2014	December 31, 2013
	$	$
Shuttle tanker, FSO and offshore support segment	2,055,348	1,947,905
FPSO segment	3,442,109	2,836,998
Liquefied gas segment	3,401,167	3,616,044
Conventional tanker segment	1,538,074	1,874,101
Cash	806,904	614,660
Accounts receivable and other assets	620,610	665,993

Consolidated total assets	11,864,212	11,555,701

Revenues and Percentage of Consolidated Revenues

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

(U.S. dollars in millions)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Petroleo Brasileiro SA (1)	$248.2 or 12%	$244.3 or 13%	$289.3 or 15%
Statoil ASA (1)	$239.8 or 12%	$250.5 or 14%	$299.1 or 15%
BP PLC (2)	(3)	$182.5 or 10%	(3)

(1)	Shuttle tanker, FSO and offshore support and conventional tanker segments
(2)	Shuttle tanker, FSO and offshore support, liquefied gas and conventional tanker segments
(3)	Less than 10%